Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 5,218	£ 4,287
Deferred tax liabilities	(3,556)	(3,600)
Total	£ 1,662	£ 687	£ 286